Other Payables and Accruals (Tables)	12 Months Ended
Dec. 31, 2024
Other Payables and Accruals [Abstract]
Schedule of Other Payables and Accruals
	December 31, 2024	December 31, 2023
	RMB’000	RMB’000
Accruals	19,387	15,700
Payable to database suppliers	47,392	13,442
Loans due to third parties *	11,962	16,900
VAT, and other taxes payable	5,520	28,078
Payable to agents	73	9,184
Interest payables	4,47	1,911
Others	—	2,644
Total other payables and accruals	88,804	87,859
Current	88,804	87,859
*	Loan due to third parties represented loans borrowed from third parties with annual interest rate of 4%-10%.